Operating expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating expenses
Employee benefit expenses (note 7)	£ (322,600,000)	£ (284,029,000)	£ (332,356,000)
Short-term and low value leases	(514,000)	(590,000)
All operating lease costs			(1,974,000)
Auditors' remuneration: audit of parent company and consolidated financial statements	(30,000)	(30,000)	(28,000)
Auditors' remuneration: audit of the Company's subsidiaries	(646,000)	(636,000)	(489,000)
Auditors' remuneration: audit-related services	(14,000)	(13,000)
Auditors' remuneration: other audit services	(105,000)		(45,000)
Auditors' remuneration: tax compliance and tax advice services	(35,000)	(446,000)	(160,000)
Foreign exchange (losses)/gains on operating activities	(874,000)	816,000	76,000
Depreciation - property, plant and equipment (note 13)	(12,987,000)	(12,735,000)	(11,569,000)
Depreciation - right-of-use assets (note 14)	(1,698,000)	(1,656,000)
Depreciation - investment properties (note 15)	(274,000)	(365,000)	(157,000)
Impairment - investment properties (note 15)		(3,787,000)	(1,124,000)
Amortization - intangible assets (note 16)	(124,398,000)	(126,756,000)	(129,154,000)
Sponsorship, other commercial and broadcasting costs	(10,861,000)	(20,097,000)	(23,092,000)
External Matchday costs	(9,022,000)	(19,196,000)	(20,317,000)
Property costs	(16,454,000)	(19,028,000)	(21,211,000)
Other operating expenses (individually less than 10,000,000)	(37,912,000)	(33,656,000)	(41,737,000)
Exceptional items (note 6)			(19,599,000)
Total operating expenses	(538,424,000)	(522,204,000)	(602,936,000)
Other operating expenses, limit for individual disclosure	£ 10,000,000	£ 10,000,000	£ 10,000,000